UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment 		[   ];	Amendment Number:
This Amendment (check only one.):	[   ]	is a restatement.
					[   ]	adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		TrueNorth, Inc.
Address:	8200 E 32nd St N Ste 100
		Wichita, KS  67226

13F File Number: 028-13377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

It has come to our attention that our firm was required to file Form 13F HR prior to 12/31/2008. As a result, Form 13F HR for dates prior to 12/31/2008 are being submitted to bring our filings current.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Margaret E. Hornbeck
Title:		Senior Vice President & Chief Compliance Officer
Phone:		316-266-6573

Signature,		    Place,		and Date of Signing:

Margaret E. Hornbeck	    Wichita, KS		February 17, 2009

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	      0
Form 13F Information Table Entry Total:	     91
Form 13F Information Table Value Total:	$97,761 (thousands)

List of Other Included Managers:
NONE

                                 TITLE OF                VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER     VOTING AUTHORITY
       NAME OF ISSUER              CLASS        CUSIP    (X$1000)PRN AMT  PRN CALL DSCRETN  MANAGERS   SOLE  SHARED  NONE
       --------------            --------       -----    ---------------  --- ---- -------  --------   ----  ------  ----
Aetna Inc New                COM              00817Y108      826    8,760 SH      SOLE                 8,080       0   680
Amgen Inc                    COM               31162100      568    7,325 SH      SOLE                 6,835       0   490
Apache Corp                  COM               37411105      650    9,481 SH      SOLE                 8,577       0   904
Apple Inc                    COM               37833100     1319   18,490 SH      SOLE                16,830       0  1660
AT&T Inc.                    COM              00206R102      870   36,210 SH      SOLE                34,684       0  1526
Autodesk Inc                 COM               52769106      414    9,640 SH      SOLE                 8,740       0   900
B J Services Co              COM               55482103      341    9,290 SH      SOLE                 8,510       0   780
Bank Of America Corporation  COM               60505104     2975   64,467 SH      SOLE                64,467       0     0
Berkshire Hathaway Inc Cl A  CL A              84670108      443        5 SH      SOLE                     5       0     0
Berkshire Hathaway Inc Cl B  CL B              84670207     1095      378 SH      SOLE                   343       0    35
Best Buy Inc                 COM               86516101      728   16,740 SH      SOLE                15,100       0  1640
Boeing Co                    COM               97023105      225    3,200 SH      SOLE                 3,200       0     0
Burlingtn Northern Santa Fe CCOM              12189T104     2560   36,521 SH      SOLE                34,521       0  2000
C B Richard Ellis Group Inc  CL A             12497T101      417    7,080 SH      SOLE                 6,600       0   480
Canadian Natural Res Ltd     COM              136385101      721   14,530 SH      SOLE                13,610       0   920
Caterpillar Inc Del          COM              149123101     1248   21,790 SH      SOLE                20,870       0   920
Cerner Corp                  COM              156782104      745    8,200 SH      SOLE                 7,740       0   460
Chesapeake Energy Corp       COM              165167107     1346   42,415 SH      SOLE                40,855       0  1560
Chevron Corp New             COM              166764100     1070   19,008 SH      SOLE                18,288       0   720
Chicos Fas Inc               COM              168615102     1371   31,330 SH      SOLE                28,990       0  2340
Cleveland Cliffs Inc         COM              185896107      409    4,620 SH      SOLE                 4,300       0   320
CME Group, Inc.              COM              167760107      305      831 SH      SOLE                   771       0    60
Conocophillips               COM              20825C104      605   10,698 SH      SOLE                10,098       0   600
Encana Corp                  COM              292505104      456   10,360 SH      SOLE                 9,620       0   740
Equitable Res Inc            COM              294549100      825   22,790 SH      SOLE                21,790       0  1000
E-Trade Financial Corp       COM              269246104      703   33,680 SH      SOLE                31,560       0  2120
Exelon Corporation           COM              30161N101     1290   24,400 SH      SOLE                23,760       0   640
Exxon Mobil Corporation      COM              30231G102     3559   63,884 SH      SOLE                62,577       0  1307
FPL Group Incorporated       COM              302571104      914   22,440 SH      SOLE                20,720       0  1720
Fastenal Co                  COM              311900104      474   12,120 SH      SOLE                10,980       0  1140
Firstenergy Corp             COM              337932107      249    5,085 SH      SOLE                 5,085       0     0
Florida Rock Inds Inc        COM              341140101      607   12,510 SH      SOLE                11,230       0  1280
Fortune Brands Inc           COM              349631101      222    2,840 SH      SOLE                 2,840       0     0
Freeport-McMoRan Copper & GolCOM              35671D857     2319   43,500 SH      SOLE                41,260       0  2240
Genentech Inc                COM NEW          368710406     1660   18,030 SH      SOLE                16,970       0  1060
General Dynamics Corp        COM              369550108      700    6,240 SH      SOLE                 5,800       0   440
General Electric Company     COM              369604103     1674   48,171 SH      SOLE                46,757       0  1414
Gilead Sciences Inc          COM              375558103      525    9,980 SH      SOLE                 9,500       0   480
Goldcorp Inc New             COM              380956409     1437   64,880 SH      SOLE                60,500       0  4380
Goldman Sachs Group Inc      COM              38141G104     1113    8,845 SH      SOLE                 8,045       0   800
Google Inc Class A           CL A             38259P508      317      765 SH      SOLE                   685       0    80
Graco Incorporated           COM              384109104      425   11,660 SH      SOLE                11,660       0     0
Great Plains Energy Inc      COM              391164100      249    8,900 SH      SOLE                 8,900       0     0
Harrah's Entmt Inc           COM              413619107      993   14,090 SH      SOLE                12,890       0  1200
Harris Corp Del              COM              413875105      541   12,580 SH      SOLE                11,660       0   920
Honda Motor Co Ltd Adr       AMERN SHS        438128308      555   19,150 SH      SOLE                18,590       0   560
Intel Corp                   COM              458140100     1969   79,693 SH      SOLE                75,393       0  4300
International Business MachinCOM              459200101      306    3,724 SH      SOLE                 3,724       0     0
iShares MSCI Japan Index Fd  MSCI JAPAN       464286848     2904  216,700 SH      SOLE                204,40       0 12300
iShares Tr DJ Sel Div Inx    DJ SEL DIV INX   464287168     4577   75,579 SH      SOLE                61,309       0 14270
iShares Tr MSCI Emerging MktsMSCI EMERG MKT   464287234     3639   41,675 SH      SOLE                40,655       0  1020
iShares Tr S&P Latn Amer     S&P LTN AM 40    464287390     1827   14,970 SH      SOLE                14,510       0   460
iShares Tr MSCI Eafe Index FdMSCI EAFE IDX    464287465     3174   53,930 SH      SOLE                51,330       0  2600
iShares Semiconductor        S&P NA SEMICND   464287523      697   11,440 SH      SOLE                10,240       0  1200
iShares Tr Cohen & Steer Re MCOHEN&ST RLTY    464287564     3628   49,076 SH      SOLE                45,596       0  3480
iShares Tr DJ US Utilities IdDJ US UTILS      464287697      858   11,371 SH      SOLE                10,121       0  1250
iShares Tr Dow Jones Real EstDJ US REAL EST   464287739      370    5,762 SH      SOLE                 4,912       0   850
iShares Tr S&P Smallcap 600 IS&P SMLCAP 600   464287804      507    8,764 SH      SOLE                 5,989       0  2775
Johnson & Johnson            COM              478160104     1707   28,724 SH      SOLE                27,584       0  1140
Joseph A Bank Clothiers      COM              480838101      434    9,990 SH      SOLE                 9,290       0   700
Kimco Realty Corp            COM              49446R109      837   26,100 SH      SOLE                26,100       0     0
Kinder Morgan, Inc.          COM              49455P101      375    4,220 SH      SOLE                 3,560       0   660
Legg Mason Inc               COM              524901105      668    5,585 SH      SOLE                 5,345       0   240
Lowes Companies Inc          COM              548661107     1012   15,360 SH      SOLE                14,300       0  1060
M & T Bank Corp              COM              55261F104      738    6,770 SH      SOLE                 6,420       0   350
Microsoft Corp               COM              594918104      988   38,384 SH      SOLE                35,954       0  2430
Mid Cap S P D R TRUST        UNIT SER 1       595635103     1586   11,857 SH      SOLE                11,857       0     0
Nordstrom Inc                COM              655664100      733   19,910 SH      SOLE                19,110       0   800
Norfolk Southern Corp        COM              655844108      451   10,055 SH      SOLE                 8,755       0  1300
OGE Energy Corp Hldg Co      COM              670837103      429   16,000 SH      SOLE                16,000       0     0
Peabody Energy Corp          COM              704549104     1136   13,780 SH      SOLE                13,160       0   620
Pitney Bowes Inc             COM              724479100      431   10,490 SH      SOLE                10,090       0   400
Powershares Nasdaq 100 SharesUNIT SER 1       73935A104      293    7,250 SH      SOLE                 7,250       0     0
Procter & Gamble Co          COM              742718109     1288   22,591 SH      SOLE                21,391       0  1200
Rayonier Inc                 COM              754907103     1217   30,962 SH      SOLE                30,542       0   420
Resmed Inc                   COM              761152107      279    7,280 SH      SOLE                 6,320       0   960
SPDR Trust Ser 1             UNIT SER 1       78462F103     2046   16,730 SH      SOLE                15,110       0  1620
Select Sector Utilities SPDR SBI INT-UTILS    81369Y886      916   29,645 SH      SOLE                17,445       0 12200
Southwestern Energy Co       COM              845467109      330    9,190 SH      SOLE                 8,320       0   870
Templeton Emrgng Mkt Fd      COM              880191101     2500  129,710 SH      SOLE                111,41       0 18300
3M Company                   COM              88579Y101      376    4,970 SH      SOLE                 4,380       0   590
Tortoise Energy InfrastructurCOM              89147L100      959   36,190 SH      SOLE                35,890       0   300
Travelers Companies Inc      COM              89417E109      740   16,930 SH      SOLE                15,830       0  1100
UMB Financial Corp           COM              902788108      575    9,000 SH      SOLE                 9,000       0     0
US Bancorp Del               COM NEW          902973304      521   17,968 SH      SOLE                16,170       0  1798
Unitedhealth Group Inc       COM              91324P102     2126   34,550 SH      SOLE                32,450       0  2100
Valero Energy Corp           COM              91913Y100      380    7,360 SH      SOLE                 6,840       0   520
Walgreen Company             COM              931422109      586   13,250 SH      SOLE                12,630       0   620
Wellpoint Inc Hlth Ntwks New COM              94973V107     1518   19,220 SH      SOLE                17,900       0  1320
Wells Fargo & Co New         COM              949746101      304    5,080 SH      SOLE                 4,720       0   360
XTO Energy Inc.              COM              98385X106     1768   40,895 SH      SOLE                37,763       0  3132